OPERATING SEGMENTS DISCLOSURES	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
OPERATING SEGMENTS DISCLOSURES

6. OPERATING SEGMENTS DISCLOSURES

Segment information aligns with how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, manages the business and allocates resources into three operating segments:

●	North American Brokerage: generates revenue by processing real estate transactions which entitles the Company to commissions.

●	One Real Title: generates revenue by offering title insurance and closing services for residential and/or commercial transactions.

●	One Real Mortgage: derives revenue from premiums associated with facilitating mortgage transactions between borrowers and lenders.

The Company determines an operating segment if a component (i) engages in business activities from which it earns revenues and incurs expenses, (ii) has discrete financial information and is (iii) regularly reviewed by the CODM. Once operating segments are identified, the Company performs a quantitative analysis of the current and historic revenues and profitability for each operating segment, together with a qualitative assessment to determine if operating segments have similar operating characteristics.

The Company has determined that it operates as a single reporting segment - North American Brokerage which comprises of more than 90% of Group’s total revenue and income (loss) from operations. The other two segments One Real Title and One Real Mortgage are not considered as reporting segments as their revenue and net loss do not meet quantitative threshold set for reporting segments. These two segments are disclosed in an ‘Other segments’ category below.

The presentation in this note for prior periods has been restated following the retrospective adoption of ASU 2023-07.

The CODM uses revenues, gross profit and operating income (loss) from operations as key metrics to evaluate the operating and financial performance of a segment, identify trends affecting the segments, develop projections and make strategic business decisions. All segments follow the same basis of presentation and accounting policies as those described throughout the Notes to the Interim Condensed Consolidated Financial Statements included herein. The following table provides information about the Company’s reportable segments (in thousands). Financial information for the comparable prior periods presented have been revised to conform with the current year presentation.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

	For the Three Months Ended September 30, 2024
	North American Brokerage	Other Segments	Total
Revenues	369,890	2,598	372,488
Cost of sales	339,507	852	340,359
Gross Profit	30,383	1,746	32,129

Operating Expenses(1)(2)	31,842	2,765	34,607
Operating Loss	(1,459)	(1,019)	(2,478)

Reconciliation of profit or loss (segment profit/(loss)
Other income (expenses), net			151
Finance expenses, net			(214)
Net Loss			(2,541)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.

[2]	Operating expenses includes Revenue share expense of approximately 11,651 thousand and is recorded in the North American Brokerage segment.

	For the Nine Months Ended September 30, 2024
	North American Brokerage	Other Segments	Total
Revenues	907,716	6,293	914,009
Cost of sales	827,243	2,010	829,253
Gross Profit	80,473	4,283	84,756

Operating Expenses(1)(2)	96,246	7,350	103,596
Operating Loss	(15,773)	(3,067)	(18,840)

Reconciliation of profit or loss (segment profit/(loss)
Other income (expenses), net			381
Finance expenses, net			(1,289)
Net Loss			(19,748)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.

[2]	Operating expenses includes Revenue share expense of approximately 33,190 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

	For the Three Months Ended September 30, 2023
	North American Brokerage	Other Segments	Total
Revenues	213,319	1,321	214,640
Cost of sales	195,492	373	195,865
Gross Profit	17,827	948	18,775

Operating Expenses(1)(2)	20,960	1,782	22,742
Operating Loss	(3,133)	(834)	(3,967)

Reconciliation of profit or loss (segment profit/(loss)
Other income (expenses), net			38
Finance expenses, net			(10)
Net Loss			(3,939)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.

[2]	Operating expenses includes Revenue share expense of approximately 7,946 thousand and is recorded in the North American Brokerage segment.

	For the Nine Months Ended September 30, 2023
	North American Brokerage	Other Segments	Total
Revenues	504,456	3,361	507,817
Cost of sales	459,559	916	460,475
Gross Profit	44,897	2,445	47,342

Operating Expenses(1)(2)	57,009	5,078	62,087
Operating Loss	(12,112)	(2,633)	(14,745)

Reconciliation of profit or loss (segment profit/(loss)
Other income (expenses), net			106
Finance expenses, net			(587)
Net Loss			(15,226)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.

[2]	Operating expenses includes Revenue share expense of approximately 21,064 thousand and is recorded in the North American Brokerage segment.

Segment revenue reported above represents revenue generated from external customers. There were no intersegment sales in the current and in the prior year.

The assets and liabilities of each segment are not reported to the CODM on a regular basis therefore they are not disclosed in these Condensed Consolidated Financial Statements.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

Depreciation and Amortization

	For the Three Months Ended
	September 30, 2024	September 30, 2023
North American Brokerage	163	108
Other Segments	195	169
Total Company	358	277

	For the Nine Months Ended
	September 30, 2024	September, 2023
North American Brokerage	440	325
Other Segments	584	505
Total Company	1,024	830

The amount of Revenue from external customers, by geography, is shown in the table below:

	For the Three Months Ended
	September 30, 2024	September 30, 2023
United States	319,411	171,042
Canada	53,077	43,598
Total revenue by region	372,488	214,640

	For the Nine Months Ended
	September 30, 2024	September 30, 2023
United States	792,161	424,396
Canada	121,848	83,421
Total revenue by region	914,009	507,817